COMMITMENTS (Details Narrative) - USD ($)					1 Months Ended		12 Months Ended
	Jan. 31, 2021	Nov. 23, 2020	Dec. 05, 2019	Dec. 02, 2017	Aug. 30, 2020	Dec. 27, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 25, 2020	Aug. 31, 2019	Feb. 28, 2013
Entity Listings [Line Items]
forgiveness of accounts payable							$ 3,298,207
Warrant exercise price									$ 11.50
Deferred underwriting fee payable							6,750,000	7,000,000
Strategic investor subscription agreement, description						In connection with previously proposed business combination transaction with GTWY Holdings, an amendment to the Contingent Forward Purchase Contract was effected on December 27, 2019 to provide that the Contingent Forward Purchase Contract would terminate as of, and contingent upon, the closing of the transaction with GTWY Holdings such that the strategic investor would instead purchase 3,000,000 units of GTWY Holdings’ equity securities (with each unit consisting of one GTWY Holdings Share and one-half of one GTWY Holdings Warrant) for a purchase price of $10.00 per unit.
Ensysce Biosciences, Inc [Member]
Entity Listings [Line Items]
Promissory note							4,245,082	2,621,407
Lessee, Operating Lease, Liability, to be Paid							25,500
Operating Leases, Rent Expense							$ 36,645	$ 32,593
Underwriters [Member]
Entity Listings [Line Items]
Deferred fees		$ 250,000
Private Placement [Member]
Entity Listings [Line Items]
Warrant exercise price							$ 11.50
Warrant [Member]
Entity Listings [Line Items]
Warrant exercise price							$ 0.01
Warrant [Member] | Ensysce Biosciences, Inc [Member]
Entity Listings [Line Items]
Warrant exercise price										$ 0.20	$ 0.41
Subsequent Event [Member] | GTWY Holdings [Member] | Warrant [Member]
Entity Listings [Line Items]
Warrant exercise price	$ 1.00
Conversion of stock, shares converted	566,288
Gateway Promissory Note [Member]
Entity Listings [Line Items]
Promissory note							$ 566,268
GTWY Expense Advance Agreement [Member]
Entity Listings [Line Items]
Fund contributions to trust account			$ 566,288
Underwriters Agreement [Member] | Over-Allotment Option [Member]
Entity Listings [Line Items]
Description of underwriting							The underwriters of the Initial Public Offering are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $7,000,000. Up to $0.05 per Unit (or up to $1,000,000) of the deferred fee may be paid to third parties (who are members of FINRA) that assist the Company in consummating its initial Business Combination.
Underwriters Agreement [Member] | Over-Allotment Option [Member] | Underwriters [Member]
Entity Listings [Line Items]
Percentage of deferred fees							3.50%
Proceeds from underwriter option							$ 7,000,000
Deferred fees Per share value							$ 0.05
Contingent Forward Purchase Contract [Member] | HG Vora [Member] | Private Placement [Member]
Entity Listings [Line Items]
Proceeds from sale of Private Placement Warrants				$ 62,500,000
Number of units issued in transaction				6,250,000
Unit price (in dollars per unit)				$ 10.00
Equity shares Issuable				3,000,000
Lease Agreement [Member] | Ensysce Biosciences, Inc [Member]
Entity Listings [Line Items]
Lease commencement date					Oct. 01, 2020
Lease termination date					Oct. 31, 2021